Finance Income (Details) - GBP (£) £ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Finance Income [Abstract]
Bank interest income	£ 4,214	£ 440	£ 7,777	£ 512
Finance income	£ 4,214	£ 440	£ 7,777	£ 512